Non Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Non Controlling Interests
Summary of Non-controlling interests

	December 31,
	2013	2014
	RMB	RMB	US$

Non-controlling interests in Tianwei Yingli	1,428,284	1,329,465	214,271
Non-controlling interests in Yingli Hainan*	116,528	114,457	18,447
Non-controlling interests in Yingli Lixian	34,138	31,298	5,044
Non-controlling interests in Yingli Shenzhen	15,499	24,041	3,875
Non-controlling interests in Yingli Greece	13,886	11,557	1,863
Non-controlling interests in other subsidiaries	10,710	8,227	1,326
	1,619,045	1,519,045	244,826

*(Percentage of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli immediately before the exercise of the subscription right/ Percentage of our equity interest in Tianwei Yingli immediately before the exercise of the subscription right)

Schedule of movements of non-controlling interests

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	1,892,464	1,846,905	1,619,045
Add:
Capital contribution to subsidiaries by non-controlling interests*	85,770	—	980
Net loss attributable to non-controlling interests	(127,475)	(110,473)	(101,526)
Share-based compensation	6,671	1,682	—
Currency translation adjustments of subsidiaries	18,726	(4,486)	546
Less:
Profit distribution by a subsidiary	(29,251)	(8,888)	—
Transactions with noncontrolling interest holders	—	(105,695)	—
Balance at the end of year	1,846,905	1,619,045	1,519,045

*(Percentage of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli immediately before the exercise of the subscription right/ Percentage of our equity interest in Tianwei Yingli immediately before the exercise of the subscription right)